RELATED PARTY TRANSACTIONS - Balance sheet (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Due from related parties	$ 60	$ 65
Due from related parties and current contract assets	111	110
Due to related parties	127	101
Brookfield Renewable
Disclosure of transactions between related parties [line items]
Contract asset	51	45
Due from related parties	48	55
Non-current contract assets	422	402
Due to related parties	81	54
Accrued distributions payable on LP Units and Redeemable/Exchangeable partnership units	36	35
Non-current contract liabilities	562	479
Equity-accounted investments and other
Disclosure of transactions between related parties [line items]
Due from related parties	12	10
Due to related parties	$ 10	$ 12